Operating segment and geographic data - Schedule of Depreciation and amortization, Capital expenditure, and Total assets by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 893	$ 915	$ 961
Capital expenditure	820	694	762
Total assets	40,260	41,088	46,108
Equity method investments	1,670	1,784
Electrification
Segment Reporting Information [Line Items]
Depreciation and amortization	425	411	444
Capital expenditure	345	316	298
Total assets	12,831	12,800	12,318
Motion
Segment Reporting Information [Line Items]
Depreciation and amortization	172	182	183
Capital expenditure	230	118	79
Total assets	5,936	6,495	6,378
Process Automation
Segment Reporting Information [Line Items]
Depreciation and amortization	83	80	72
Capital expenditure	85	75	126
Total assets	5,009	5,008	4,914
Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Depreciation and amortization	144	131	129
Capital expenditure	96	65	62
Total assets	4,860	4,794	4,784
Corporate and Other
Segment Reporting Information [Line Items]
Depreciation and amortization	69	111	133
Capital expenditure	64	120	197
Total assets	11,624	11,991	17,714
Assets held for sale	136	282	$ 9,840
Corporate and Other | Hitachi ABB Power Grids
Segment Reporting Information [Line Items]
Equity method investments	$ 1,609	$ 1,710